As filed with the Securities and Exchange Commission on August 17, 2018

1933 Act Registration No. 033-02659

1940 Act Registration No. 811-04556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 262	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 263

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200,

Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Tané T. Tyler, Esq.,

1801 California St., Suite 5200,

Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 31, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA FUNDS

Explanatory Note

This Post-Effective Amendment No. 262 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 31, 2018, the effectiveness of the Registration Statement for Transamerica Funds, filed in Post-Effective Amendment No. 253 on March 20, 2018 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of this Registration Statement for Transamerica Funds was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
259	June 1, 2018	June 29, 2018
260	June 28, 2018	July 23, 2018
261	July 20, 2018	August 20, 2018

This Post-Effective Amendment No. 262 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 253.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 262 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 17th day of August, 2018.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 262 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit Marijn P. Smit		Trustee, President and Chief Executive Officer	August 17, 2018

/s/ Sandra N. Bane Sandra N. Bane*		Trustee	August 17, 2018

/s/ Leo J. Hill Leo J. Hill*		Trustee	August 17, 2018

/s/ David W. Jennings David W. Jennings*		Trustee	August 17, 2018

Russell A. Kimball, Jr. Russell A. Kimball, Jr.*		Trustee	August 17, 2018

/s/ Fredric A. Nelson III Fredric A. Nelson III*		Trustee	August 17, 2018

/s/ John E. Pelletier John E. Pelletier*		Trustee	August 17, 2018

/s/ Patricia L. Sawyer Patricia L. Sawyer*		Trustee	August 17, 2018

/s/ John W. Waechter John W. Waechter*		Trustee	August 17, 2018

/s/ Alan F. Warrick Alan F. Warrick*		Trustee	August 17, 2018

/s/ Vincent J. Toner Vincent J. Toner		Vice President, Treasurer and Principal Financial Officer	August 17, 2018

*By:	/s/ Tané T. Tyler Tané T. Tyler**	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	August 17, 2018

**	Attorney-in-fact pursuant to power of attorney previously filed.